Parent company only condensed financial information - Schedule of condensed balance sheet (Details) $ in Millions	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Cash and cash equivalents	¥ 145,487,000,000	$ 20,049	¥ 248,125,000,000
Total assets	1,804,227,000,000	248,629	1,764,829,000,000
Current unsecured senior notes	0	0	16,252,000,000
Non-current bank borrowings	49,909,000,000	6,878	55,686,000,000
Non-current unsecured senior notes	122,398,000,000	16,867	86,089,000,000
Non-current convertible unsecured senior notes	35,834,000,000	4,938	0
Total liabilities	714,121,000,000	98,409	652,230,000,000
Ordinary shares	1,000,000	0	1,000,000
Additional paid-in capital	381,379,000,000	52,555	397,999,000,000
Treasury shares, at cost	(36,329,000,000)	(5,006)	(27,684,000,000)
Statutory reserves	15,936,000,000	2,196	14,733,000,000
Retained earnings	645,478,000,000	88,949	597,897,000,000
Total shareholders' equity	1,009,858,000,000	139,162	986,544,000,000
Total liabilities, mezzanine equity and equity	1,804,227,000,000	$ 248,629	1,764,829,000,000
Parent Company [Member]
Cash and cash equivalents	618,000,000		1,114,000,000
Amounts due from subsidiaries	15,170,000,000		49,096,000,000
Prepayments and other assets	245,000,000		527,000,000
Interest in subsidiaries and VIEs	1,365,004,000,000		1,180,705,000,000
Total assets	1,381,037,000,000		1,231,442,000,000
Current unsecured senior notes	0		16,252,000,000
Amounts due to subsidiaries	184,879,000,000		110,867,000,000
Accrued and other liabilities	5,131,000,000		2,862,000,000
Non-current bank borrowings	22,937,000,000		28,828,000,000
Non-current unsecured senior notes	122,398,000,000		86,089,000,000
Non-current convertible unsecured senior notes	35,834,000,000		0
Total liabilities	371,179,000,000		244,898,000,000
Ordinary shares	1,000,000		1,000,000
Additional paid-in capital	381,379,000,000		397,999,000,000
Treasury shares, at cost	(36,329,000,000)		(27,684,000,000)
Statutory reserves	15,936,000,000		14,733,000,000
Accumulated other comprehensive income	3,393,000,000		3,598,000,000
Retained earnings	645,478,000,000		597,897,000,000
Total shareholders' equity	1,009,858,000,000		986,544,000,000
Total liabilities, mezzanine equity and equity	¥ 1,381,037,000,000		¥ 1,231,442,000,000